Total
WCM Mid Cap Quality Value Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WCM Mid Cap Quality Value Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WCM Mid Cap Quality Value Fund		Investor Class Shares	Institutional Class Shares
Management fees	[1]	0.65%	0.65%
Distribution (Rule 12b-1) fee	[1]	0.25%	none
Shareholder service fee	[1]	0.15%	0.15%
All other expenses	[1]	35.47%	35.47%
Other expenses	[1]	35.62%	35.62%
Total annual fund operating expenses	[1]	36.52%	36.27%
Fees waived and/or expenses reimbursed	[1],[2]	(35.47%)	(35.47%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.05%	0.80%
[1]	The expense information in the table has been restated to reflect the current management fee and expense caps, effective November 29, 2024.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.05% and 0.80% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect through April 30, 2034, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WCM Mid Cap Quality Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	107	334	579	1,283
Institutional Class Shares	82	255	444	990

WCM Mid Cap Quality Value Fund

Investor Class Shares – WMIDX

Institutional Class Shares – WCMAX

A series of Investment Managers Series Trust

Supplement dated September 30, 2024, to the

Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2024.

Effective November 29, 2024 (the “Effective Date”), WCM Investment Management, LLC (the “Advisor”) has agreed to (i) lower its management fee for the WCM Mid Cap Quality Value Fund (the “Fund”) from 0.85% to 0.65% of the Fund’s average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Fund from 1.25% to 1.05% and 1.00% to 0.80% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 79 of the Prospectus is deleted in its entirety and replaced with the following: